Note 21 - Changes in Equity - Diluted Earnings (Details) - shares shares in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Issued shares at December 31, net of treasury shares (i) (in shares)	[1]	15,705.8	15,696.6	15,696.1
Effect of shares options (in shares)		132.2	126.5	124.0
Weighted average number of shares (diluted) at December 31 (in shares)		15,838.1	15,823.1	15,820.1

[1]	Not considered treasury shares.